Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Schedule of Minimum Annual Lease Payments
The following table summarizes the minimum annual rental commitments as of the periods indicated under the non-cancelable operating leases and sub-lease arrangements with initial or remaining terms of more than one year, reflecting the terms that were in effect as of December 31, 2018:

Operating
lease
€ in thousands
Year ended December 31
2019	427
2020	408
2021	352
2022	352
2023 and thereafter	3,988

Total minimum lease payments	5,527